united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 10/31

Date of reporting period: 4/30/17

Item 1. Reports to Stockholders.

Anfield Universal Fixed Income Fund

Class A Shares (AFLEX)
Class C Shares (AFLKX)
Class I Shares (AFLIX)

April 30, 2017

Semi-Annual Report

Advised by:
Anfield Capital Management
4695 MacArthur Court
Suite 430
Newport Beach, CA 92660
www.AnfieldFunds.com

June 15, 2017

Letter to Shareholders of the Anfield Universal Fixed Income Fund (AFLIX)

Shareholders:

We are pleased to report that the Anfield Universal Fixed Income Fund has again achieved its investment objectives, thanks to the guidance of Anfield Capital Management and its portfolio managers, Mr. Cyrille Conseil, CFA, Peter Van de Zilver, CFA and David Young, CFA.

The Fund has generated positive returns of 1.67% for the six months ending April 30, 2017. The team has been focusing on picking attractively yielding, higher quality securities. The main contributors to the positive performance include mortgage-backed and asset-backed securities along with higher yielding corporate bonds. We also saw positive contributions from our structured product and emerging market bond positions, but those allocations were on the lighter side for risk purposes. Following the November election and December and March Fed Funds rate hikes, volatility within the fixed income markets picked up, yet our portfolio remained steadfast.

What role could the fund play in an investor’s portfolio?

Because the Anfield Fund is not tied to benchmark-specific guidelines, at times its performance is likely to differ from that of the overall bond market, potentially making it an attractive complement to a more traditional core bond holding. From our experience this is the most common use – so much so we have dubbed it the “Flexi-Core” approach to managing the post 2008/2009 financial crisis fixed income landscape. Because the Fund can migrate around the world and across market sectors, credit ratings, etc., it could also potentially serve as a “Satellite” allocation around core bonds. Some investors may consider using the Anfield Fund as part of an alternatives allocation, due to its absolute return focus, higher long-term return potential, and expected lower correlation (increased diversification) with other assets classes.

Market Commentary

●	Stock indices posted their sixth-straight quarterly gains, having survived a bruising sell-off in March driven by political as well as economic factors.

●	The Federal Reserve Bank of Atlanta, citing slack consumer spending, forecasted annualized growth at a mere 0.6%.

●	The dollar weakened steadily despite a rising interest-rate environment, loan growth slowed, wages declined for two consecutive months and durable-goods orders continued to disappoint.

●	Goldman Sachs warned that tax cuts as part of an overall reform plan will be less dramatic than previously expected and most likely will be delayed.

●	Flattened yield curves, according to the Wall Street Journal, reflect market worries that lax spending and investment rates are keeping inflation in check. The paper suggested that the Fed may be close to winding down its $4.5 trillion portfolio of mortgage and Treasury securities.

●	Equity funds suffered net recorded outflows of $8.9 billion in late March, the largest such liquidation in 38 weeks. An estimated $8.3 billion of that investment capital was absorbed by U.S. based taxable bond funds, according to Lipper, and yields responded in kind.

●	Europe found itself pinioned between crucial national elections looming in France, a brewing confrontation over Greek debt, the stress of Brexit and a stronger currency that discomforted manufacturers.

4514-NLD-6/22/2017

●	As the first quarter drew to a close, the Eurozone appeared to have redeemed December forecasts for respectable growth as an improving global economy boosted export demand.

●	China’s banking system is now the largest in the world, with assets worth $33 trillion at the end of 2016, according to the Financial Times (For comparisons sake, the Eurozone had $31 trillion in assets, with $16 trillion for the United States and $7 trillion for Japan).

Market Outlook

●	2017 could evolve into the beginning of the 4th golden era of U.S. economic prosperity (As was the result of prior such periods where most notable tax reduction lead the way for Kennedy, Reagan and Clinton administration expansions).

●	We believe there is a good chance this takes place with the right policies on:

○	Tax reduction and simplification

○	Investment

○	Employment friendly measures

○	Reduction of the regulatory regime

○	Realignment of trade and profit repatriation policies

●	Look for near to intermediate term volatility (6- 12 month) as we enter a transitory period from the loose money, post financial crisis world to the more naturally balanced world we see in the future.

●	The winners during this critical period will be the ones who maintain a conservative and even defensive posture. Greed is our enemy for the next 6 to 12 months.

●	We do not see the necessary conditions, let alone positive steps to break Europe and much of Asia out of their economic doldrums.

●	The U.S. will not be strong enough in the very near term to pull the rest of the world along, at least not just yet.

●	In short, we see a rising interest rate, and re-flationary U.S., with 2% + economic growth, declining unemployment with gradually rising wages and corporate profits. This should be a good environment for asset markets, once we are over the rough spots of the transition.

Current Fixed Income Investment Strategy

●	Maintain a defensive position relative to interest rates, as we expect rates to continue to normalize from their low levels.

●	Emphasize high quality yield enhancing corporate credit / MBS / ABS fixed income allocations. Consider reducing High Yield and Emerging Markets debt allocations due to concerns over the valuation and leverage in these sectors.

●	Remain vigilant as asset markets reach new highs. Retain the cash cushion we have established while searching for opportunities to deploy the reserve if/when the market experiences a pull back.

* There is no assurance these opinions or forecasts will come to pass, and past performance is no assurance of future results.

4514-NLD-6/22/2017

Strategy:

Directional (top-down macro)	Defensive, positioned for higher rates ; target duration between 1 to 3 years
Yield Curve	1 – 5 years (short-intermediate) mainly driven by directional, duration, sector, and yield views
Sector	Emphasize all grade yield enhancing corporate credits with strong cash positions and improving fundamentals & MBS and ABS allocations
Yield	Seeking a Target Yield to Maturity between 4%-5%
Security Selection	Active and selective
Liquidity	Continue to focus on strong liquidity—which tends to be undervalued in uncertain markets
Volatility	Target between 1% and 2% annualized standard deviation

The Fund’s conservative and at times defensive posture is built around:

●	Emphasis on short to intermediate maturities to protect from increasing rates

●	Search for attractive yields across global markets

On behalf of the entire staff at Anfield Capital Management, we thank you for your continued support.

David Young, CFA	Peter Van de Zilver, CFA
CEO & Founder	Director, Portfolio Analytics & Risk Management

Cyrille Conseil, CFA

Senior Portfolio Manager

4514-NLD-6/22/2017

Anfield Universal Fixed Income Fund

PORTFOLIO REVIEW (Unaudited)

April 30, 2017

The Fund’s performance figures* for the periods ended April 30, 2017, compared to its benchmark:

	Six Month	1 Year	3 Year	Since Inception(a)
Class A	1.65%	3.95%	2.34%	2.57%
Class A with 5.75% load	(4.18)%	(2.06)%	0.35%	1.00%
Class C	1.25%	3.17%	1.56%	1.75%
Class I	1.67%	4.10%	2.55%	2.79%
BofA Merrill Lynch US Dollar 3-Month Libor Constant Maturity Index(b)	0.45%	0.77%	0.45%	0.41%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. The Advisor has contractually agreed to waive fees and/or reimburse expenses to the Fund until at least March 1, 2018 but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in acquired funds, and extraordinary expenses) at 1.20%, 1.95%, and 0.95% for Class A, Class C, and Class I shares, respectively, per the most recent prospectus dated February 28, 2017. Without waiver the gross expense fees are 1.61%, 2.36% and 1.36% for Class A, Class C, and Class I shares, respectively. Each waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver and the repayment is approved by the Board of Trustees. Please review the Fund’s most recent prospectus dated February 28, 2017 for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-866-4848.

(a)	Anfield Universal Fixed Income Fund commenced investment operations on June 28, 2013.

(b)	The BofA Merrill Lynch US Dollar 3-Month LIBOR Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument.

Top Allocations	% of Net Assets
Bonds & Notes	91.3%
Mutual Funds	6.0%
Exchange Traded Fund	0.4%
Preferred Stock	0.3%
Municipal Bond	0.1%
Other Assets Less Liabilities	1.9%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2017

Shares				Fair Value

	EXCHANGE TRADED FUND - 0.4%
	DEBT FUND - 0.4%
16,900	PowerShares Senior Loan Portfolio			$393,432
	TOTAL EXCHANGE TRADED FUNDS (Cost $420,719)			393,432

	MUTUAL FUNDS - 6.0%
	DEBT FUNDS - 6.0%
12,863	BlackRock Floating Rate Income Strategies Fund, Inc.			185,870
191,135	Fidelity Floating Rate High Income Fund - Institutional Class			1,844,449
437,276	Vanguard Short-Term Investment Grade Fund - Institutional Class			4,670,110
	TOTAL MUTUAL FUNDS (Cost $6,737,818)			6,700,429

Par Value		Coupon Rate (%)	Maturity
	BONDS & NOTES * - 91.3%
	AEROSPACE/DEFENSE - 0.4%
$390,000	L-3 Communications Corp.	5.2000	10/15/2019	417,246

	AGENCY COLLATERAL CMO - INTEREST ONLY 10.9%
133,110	Fannie Mae Interest Strip	4.0000	10/25/2044	17,807
1,174,637	Fannie Mae Interest Strip	4.5000	7/25/2042	305,374
677,813	Fannie Mae Interest Strip	4.5000	7/25/2042	153,044
1,528,963	Fannie Mae Interest Strip	5.5000	5/25/2033	302,138
615,747	Fannie Mae Interest Strip	5.5000	4/25/2036	118,403
983,472	Fannie Mae Interest Strip	5.5000	6/25/2037	186,286
1,376,948	Fannie Mae Interest Strip	5.5000	1/25/2038	253,280
32,860,555	Fannie Mae REMICS	0.0300	6/25/2045	25,041
30,364,989	Fannie Mae REMICS	0.1000	5/15/2046	119,322
2,517,835	Fannie Mae REMICS	1.1000	3/15/2034	108,684
582,792	Fannie Mae REMICS	3.0000	8/25/2030	47,013
2,213,268	Fannie Mae REMICS	3.0000	6/15/2041	286,274
911,364	Fannie Mae REMICS	3.5000	4/15/2033	100,586
3,924,597	Fannie Mae REMICS	3.5000	4/15/2038	411,139
1,974,451	Fannie Mae REMICS	3.5000	3/15/2043	271,738
2,152,121	Fannie Mae REMICS	3.5000	7/15/2043	298,742
2,952,198	Fannie Mae REMICS	3.5000	5/25/2044	434,730
2,362,351	Fannie Mae REMICS	3.5000	5/15/2045	364,941
1,141,789	Fannie Mae REMICS	4.0000	3/25/2041	189,043
1,123,460	Fannie Mae REMICS	4.0000	12/15/2041	308,629
1,133,962	Fannie Mae REMICS	4.0000	5/15/2042	76,579
2,609,044	Fannie Mae REMICS	4.0000	4/15/2043	508,021
1,267,485	Fannie Mae REMICS	4.0000	6/25/2043	179,408
2,076,202	Fannie Mae REMICS	4.0000	9/15/2044	206,014
1,799,008	Fannie Mae REMICS	4.5000	9/25/2043	310,622
1,535,307	Fannie Mae REMICS	5.0000	8/15/2038	21,526
2,328,477	Freddie Mac REMICS	5.2094	1/25/2044	333,002
549,987	Freddie Mac REMICS	5.4594	12/25/2037	105,831
628,628	Freddie Mac REMICS	5.5000	8/15/2035	109,445
1,307,699	Freddie Mac REMICS	5.5000	7/15/2040	42,607
2,619,755	Freddie Mac REMICS	5.5294	9/25/2037	468,278
1,820,595	Freddie Mac REMICS	5.6394	11/25/2036	369,517
1,112,276	Freddie Mac REMICS	5.6594	3/25/2036	168,625
977,392	Freddie Mac REMICS	5.6594	12/25/2036	165,556

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	AGENCY COLLATERAL CMO - INTEREST ONLY 10.9% (Continued)
$5,140,954	Freddie Mac REMICS	5.6609	4/15/2032	$291,188
322,465	Freddie Mac REMICS	5.7194	7/25/2035	49,949
1,198,200	Freddie Mac REMICS	5.7609	5/15/2029	207,823
931,666	Freddie Mac REMICS	5.7694	5/25/2037	156,575
2,195,714	Freddie Mac REMICS	5.7694	6/25/2037	370,707
1,279,819	Freddie Mac REMICS	6.0000	12/25/2039	238,424
529,815	Freddie Mac REMICS	6.0000	3/25/2040	111,535
1,540,316	Freddie Mac REMICS	6.0109	1/15/2032	262,388
318,860	Freddie Mac REMICS	6.2609	3/15/2032	59,938
1,137,319	Freddie Mac REMICS	6.5000	11/25/2027	182,044
239,235	Freddie Mac REMICS	6.5000	3/15/2032	54,150
412,623	Freddie Mac REMICS	6.8909	6/15/2031	84,439
391,295	Freddie Mac REMICS	7.5000	10/25/2023	64,968
35,450	Freddie Mac REMICS	7.5100	7/25/2041	36,373
29,220	Freddie Mac REMICS	12.0218	2/15/2019	31,923
83,700	Freddie Mac REMICS	18.3583	2/15/2032	109,879
1,433,252	Freddie Mac Strips	4.3870	1/15/2043	293,401
837,933	Freddie Mac Strips	4.4750	12/15/2040	149,704
1,670,013	Freddie Mac Strips	5.0000	6/15/2038	248,455
414,497	Freddie Mac Strips	6.7109	8/15/2036	79,434
405,398	Government National Mortgage Association	3.0000	7/20/2041	46,531
4,682,178	Government National Mortgage Association	3.5000	8/20/2040	462,771
975,641	Government National Mortgage Association	3.5000	4/20/2044	135,347
2,942,146	Government National Mortgage Association	3.5000	12/20/2045	407,533
367,985	Government National Mortgage Association	4.0000	12/16/2026	37,448
1,173,860	Government National Mortgage Association	4.0000	12/20/2040	135,731
1,235,626	Government National Mortgage Association	4.5000	3/20/2044	197,012
686,655	Government National Mortgage Association	5.2072	12/20/2042	122,633
709,342	Government National Mortgage Association	5.3056	8/16/2038	87,490
503,496	Government National Mortgage Association	5.7056	6/16/2042	93,039
				12,176,077
	AIRLINES - 2.8%
283,442	Continental Airlines 2000-1 Class A-1 Pass Through Trust	8.0480	11/1/2020	310,724
1,422,891	Continental Airlines 2004-ERJ1 Pass Through Trust	9.5580	9/1/2019	1,522,494
500,000	Continental Airlines 2012-3 Class C Pass Through Trust	6.1250	4/29/2018	518,750
130,757	Delta Air Lines 2010-1 Class A Pass Through Trust	6.2000	7/2/2018	136,739
44,677	Delta Air Lines 2010-2 Class A Pass Through Trust	4.9500	5/23/2019	46,609
203,848	United Airlines 2014-1 Class B Pass Through Trust	4.7500	4/11/2022	209,199
300,000	US Airways 2012-2 Class C Pass Through Trust	5.4500	6/3/2018	307,125
127,710	Virgin Australia 2013-1B Pass Through Trust ^	6.0000	10/23/2020	130,424
				3,182,064
	AUTO MANUFACTURERS - 3.6%
500,000	Daimler Finance North America LLC ^	1.6500	3/2/2018	499,867
425,000	Ford Motor Credit Co. LLC	2.5970	11/4/2019	427,759
115,000	Ford Motor Credit Co. LLC	2.4565	8/20/2018	115,087
300,000	Ford Motor Credit Co. LLC	2.0000	8/20/2018	298,279
500,000	General Motors Co.	3.5000	10/2/2018	509,927
250,000	General Motors Financial Co., Inc.	4.3750	9/25/2021	263,567
1,420,000	Navistar International Corp.	4.5000	10/15/2018	1,414,675
500,000	Volkswagen Group of America Finance LLC ^	1.4234	5/23/2017	500,040
				4,029,201

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	AUTO PARTS & EQUIPMENT - 0.5%
$500,000	Delphi Automotive PLC	3.1500	11/19/2020	$510,780

	BANKS - 8.9%
500,000	Bank of America Corp.	2.9113	9/28/2020	508,575
268,000	Bank of America Corp.	2.8996	11/18/2020	271,597
650,000	Banque Federative du Credit Mutuel SA ^	2.5000	10/29/2018	654,811
500,000	Barclays Bank PLC	3.0000	2/22/2021	497,910
450,000	Citigroup, Inc.	2.6320	8/11/2020	455,249
250,000	Citigroup, Inc.	3.0000	12/15/2020	253,440
1,500,000	Credit Agricole SA ^	8.3750	Perpetual	1,679,070
250,000	Goldman Sachs Group, Inc.	2.4523	8/26/2020	249,593
344,000	Goldman Sachs Group, Inc.	2.5084	7/15/2020	347,629
235,000	HBOS PLC ^	6.7500	5/21/2018	245,797
252,000	HSBC Bank USA NA	4.8750	8/24/2020	270,228
263,000	JPMorgan Chase & Co.	2.6250	10/29/2020	264,333
400,000	Manufacturers & Traders Trust Co.	1.6946	12/1/2021	394,000
1,172,633	Manwin Licensing Intl. +	14.0000	10/4/2018	1,299,590
250,000	Morgan Stanley	3.6522	9/30/2017	251,941
311,000	Morgan Stanley	4.6704	10/27/2018	322,171
500,000	National Westminster Bank PLC	1.3125	Perpetual	408,627
560,000	Royal Bank of Scotland Group PLC	4.6500	6/4/2018	572,937
250,000	SunTrust Banks, Inc.	2.1696	7/31/2017	250,490
700,000	Wells Fargo & Co.	7.9800	Perpetual	733,250
				9,931,238
	BEVERAGES - 3.5%
100,000	Anheuser-Busch InBev Worldwide, Inc. ^	7.7500	1/15/2019	109,757
400,000	Coca-Cola European Partners US LLC	3.2500	8/19/2021	411,126
500,000	Coca-Cola Femsa SAB de CV	2.3750	11/26/2018	503,237
350,000	Constellation Brands, Inc.	3.8750	11/15/2019	365,387
1,000,000	Jacobs Douwe Egberts International BV	1.3750	7/27/2022	1,006,250
1,500,000	Jacobs Douwe Egberts International BV	3.4212	7/2/2022	1,512,188
				3,907,945
	BIOTECHNOLOGY - 0.7%
750,000	Baxalta, Inc.	2.0000	6/22/2018	751,608

	BUILDING MATERIALS - 0.3%
325,000	Martin Marietta Materials, Inc.	6.6000	4/15/2018	339,704

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0%
294,239	Alternative Loan Trust 2004-35T2	6.0000	2/25/2035	64,790
21,570	Banc of America Mortgage 2004-A Trust	3.5926	2/25/2034	21,333
54,748	Banc of America Mortgage 2004-C Trust	3.7310	4/25/2034	54,504
39,600	Banc of America Funding 2004-D Trust	3.0699	6/25/2034	39,022
15,055,921	BCAP LLC Trust 2007-AA2	0.4399	4/25/2037	246,006
40,524	Bear Stearns ARM Trust 2003-4	3.1617	7/25/2033	40,629
33,860	Bear Stearns Asset Backed Securities Trust 2003-AC5	5.5000	10/25/2033	34,763
30,048	Chase Mortgage Finance Trust Series 2007-A1	3.1467	2/25/2037	30,136
109,296	CHL Mortgage Pass-Through Trust 2004-7	3.0179	5/25/2034	107,939
32,415	Citigroup Global Markets Mortgage Securities VII, Inc. ^	6.0000	9/25/2033	32,121
158,795	Citigroup Mortgage Loan Trust 2006-4	0.0000	12/25/2035	150,936
58,431	Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 2004-4	1.4406	6/25/2034	54,040

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	COLLATERALIZED MORTGAGE OBLIGATIONS - 2.0% (Continued)
$45,098	First Horizon Alternative Mortgage Securities Trust 2006-FA1	1.7406	4/25/2036	$43,775
698,022	GSR Mortgage Loan Trust 2004-2F	6.6594	1/25/2034	122,694
41,463	GSR Mortgage Loan Trust 2004-6F	5.5000	5/25/2034	42,156
121,749	GSR Mortgage Loan Trust 2004-14	3.2102	12/25/2034	121,085
229,796	Impac CMB Trust Series 2004-4	1.8906	9/25/2034	210,354
28,119	Impac CMB Trust Series 2004-5	1.9106	10/25/2034	26,431
137,731	Impac CMB Trust Series 2004-6	1.8156	10/25/2034	120,935
179,969	JP Morgan Mortgage Trust 2005-A1	3.3763	2/25/2035	178,242
28,083	Lehman XS Trust Series 2005-1	2.4950	7/25/2035	27,812
23,436	MASTR Alternative Loan Trust 2003-7	6.5000	12/25/2033	24,627
46,000	MASTR Asset Securitization Trust 2005-2	5.3500	11/25/2035	47,162
29,881	Morgan Stanley Mortgage Loan Trust 2004-7AR	3.2193	9/25/2034	30,401
81,253	Morgan Stanley Mortgage Loan Trust 2004-10AR	3.2020	11/25/2034	79,384
52,014	Structured Asset Sec Corp. Mort Pas Thr Certs Ser 2003 30	5.5000	10/25/2033	54,751
68,145	Structured Asset Securities Corp.	4.0650	9/25/2026	68,182
43,230	Structured Asset Securities Corp. Mo Pa Th Ce Se 1998-3 Tr	1.9906	3/25/2028	42,597
122,607	Wells Fargo Mortgage Backed Securities 2005-12 Trust	5.5000	11/25/2035	57,944
120,365	Wilshire Funding Corp.	7.2500	8/25/2027	122,191
				2,296,942
	COMMERCIAL SERVICES - 3.2%
1,964,000	Hertz Corp.	6.7500	4/15/2019	1,961,545
500,000	Nielsen Finance LLC	4.5000	10/1/2020	510,625
1,000,000	Graham Holdings Co.	7.2500	2/1/2019	1,079,600
				3,551,770
	COMPUTERS - 1.5%
1,647,000	EMC Corp.	1.8750	6/1/2018	1,640,191

	DIVERSIFIED FINANCIAL SERVICES - 8.9%
500,000	AerCap Ireland Capital DAC	2.7500	5/15/2017	500,175
700,000	Air Lease Corp.	2.6250	9/4/2018	503,892
375,000	Ally Financial, Inc.	3.3500	5/15/2019	374,106
625,000	Ally Financial, Inc.	3.5000	1/27/2019	770,385
500,000	Ally Financial, Inc.	4.7500	9/10/2018	512,120
750,000	Ally Financial, Inc.	6.2500	12/1/2017	513,125
400,000	Springleaf Finance Corp.	6.5000	9/15/2017	462,513
385,000	CIT Group, Inc.	3.8750	2/19/2019	1,186,560
235,000	CIT Group, Inc. ^	5.0000	5/15/2018	905,760
500,000	ILFC E-Capital Trust I ^	4.6600	12/21/2065	476,250
500,000	International Lease Finance Corp.	5.8750	4/1/2019	375,811
385,000	Navient Corp.	5.0000	6/15/2018	2,280,688
235,000	Navient Corp.	8.4500	6/15/2018	694,688
500,000	Springleaf Finance Corp.	6.9000	12/15/2017	220,279
				9,776,352
	ELECTRIC - 1.0%
500,000	EDP Finance BV ^	6.0000	2/2/2018	514,505
450,000	Entergy Corp.	5.1250	9/15/2020	486,490
100,000	PPL Capital Funding, Inc.	3.8172	3/30/2067	96,750
				1,097,745
	ENGINEERING & CONSTRUCTION - 1.2%
600,000	SBA Tower Trust ^	2.8980	10/15/2019	604,743
795,000	SBA Tower Trust ^	3.5980	4/15/2018	795,582
				1,400,325

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	ENTERTAINMENT - 0.2%
$250,000	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. ^	5.0000	8/1/2018	$253,125

	FOOD - 0.0%
10,000	Wells Enterprises, Inc. ^	6.7500	2/1/2020	10,325

	FOREST PRODUCTS & PAPER - 0.7%
775,000	Carter Holt Harvey Ltd. +	9.5000	12/1/2024	776,224

	HEALTHCARE-PRODUCTS - 1.4%
276,000	Mallinckrodt International Finance SA	3.5000	4/15/2018	278,790
1,250,000	Zimmer Biomet Holdings, Inc.	2.7000	4/1/2020	1,265,201
				1,543,991
	HEALTHCARE-SERVICES - 1.2%
740,000	HCA, Inc.	3.7500	3/15/2019	757,575
500,000	Quest Diagnostics, Inc.	4.7500	1/30/2020	534,774
				1,292,349
	HOME EQUITY ASSET BACKED SECURITIES - 4.6%
94,807	Aames Mortgage Trust 2001 1 Mortgage Pass Thr Certs Se 01 1	6.6733	6/25/2031	99,861
100,755	ABFC 2002-OPT1 Trust	2.3856	4/25/2032	97,252
217,970	ACE Securities Corp. Home Equity Loan Trust Series 2003-OP1	3.4656	12/25/2033	204,584
73,702	AFC Trust Series 2000-1	1.3206	3/25/2030	69,162
70,876	Ameriquest Mort Sec, Inc. Asset Backed Ser 2003-10	3.9156	12/25/2033	70,277
107,514	Ameriquest Mort Sec, Inc. Asst Back Pas Thr Certs Ser 2003-9	3.9906	9/25/2033	104,599
34,401	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	2.1156	1/25/2034	32,356
25,596	Ameriquest Mortgage Securities Asset-Backed Pass-Through Ctfs Ser 2003 12	3.5406	1/25/2034	25,291
15,950	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Ctfs Ser 2003-11	5.1098	12/25/2033	16,113
57,839	Amresco Residential Securities Corp. Mortgage Loan Trust 1998-1	7.0000	1/25/2028	57,938
239,058	Asset Backed Securities Corp. Home Equity Loan Trust Series 2003-HE6	3.4656	11/25/2033	228,448
135,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1	4.9906	10/25/2034	133,842
512,745	Bear Stearns Asset Backed Securities I Trust 2004-FR3	3.0906	9/25/2034	466,925
278,991	Bear Stearns Asset Backed Securities I Trust 2004-HE7	3.6906	8/25/2034	254,662
31,794	Bear Stearns Asset Backed Securities Trust 2003-ABF1	1.7306	1/25/2034	30,914
99,260	CDC Mortgage Capital Trust 2004-HE1	2.7906	6/25/2034	89,600
200,868	CDC Mortgage Capital Trust 2004-HE3	2.7906	11/25/2034	182,988
168,034	Citigroup Global Markets Mortgage Securities VII, Inc.	1.5506	9/25/2028	157,597
50,059	Conseco Finance Corp.	1.6944	8/15/2033	49,463
4,097	Countrywide Asset-Backed Certificates	3.2406	9/25/2023	4,956
61,035	Credit Suisse First Boston Mortgage Securities Corp.	6.9900	2/25/2031	61,789
40,000	GSAA Trust	5.2950	11/25/2034	40,191
235,913	Home Equity Asset Trust	3.1406	3/25/2034	232,882
195,285	Home Equity Asset Trust 2004-4	2.9406	10/25/2034	190,299
62,393	Meritage Mortgage Loan Trust 2003-1	3.3156	11/25/2033	59,501
96,421	Merrill Lynch Mortgage Investors Trust Series 2003-OPT1	3.1656	7/25/2034	88,260
21,821	Morgan Stanley ABS Capital I, Inc. Trust 2003-HE1	4.3656	5/25/2033	19,614
28,061	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC4	3.9906	4/25/2034	27,530
250,758	Morgan Stanley ABS Capital I, Inc. Trust 2004-OP1	2.8656	11/25/2034	232,976
81,869	New Century Home Equity Loan Trust ^	2.1156	10/25/2033	78,572
127,296	New Century Home Equity Loan Trust Series 2003-4	4.0656	10/25/2033	126,407
266,431	New Century Home Equity Loan Trust Series 2003-B	3.4656	11/25/2033	262,146
142,908	NovaStar Mortgage Funding Trust Series 2003-4	2.0467	2/25/2034	136,855

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	HOME EQUITY ASSET BACKED SECURITIES - 4.6% (Continued)
$9,108	NovaStar Mortgage Funding Trust Series 2004-1	2.5656	6/25/2034	$8,809
251,470	NovaStar Mortgage Funding Trust Series 2004-2	3.2406	9/25/2034	229,788
24,905	Option One Mortgage Accept Corp Asset Back Certs Ser 2003 5	1.6306	8/25/2033	23,941
69,939	Saxon Asset Securities Trust 2002-1	2.7906	11/25/2031	57,744
66,271	Saxon Asset Securities Trust 2003-3	3.3906	12/25/2033	60,501
159,178	Securitized Asset Backed Receivables LLC Trust 2004-OP1	2.6406	2/25/2034	152,064
306,577	Securitized Asset Backed Receivables LLC Trust 2004-OP1	3.0156	2/25/2034	303,182
226,401	Security National Mortgage Loan Trust 2007-1 ^	1.3317	4/25/2037	204,302
84,330	Terwin Mortgage Trust 2004-16SL ^	5.2656	10/25/2034	83,590
114,760	Terwin Mortgage Trust Series TMTS 2003-2HE	3.1406	7/25/2034	114,648
				5,172,419
	INSURANCE - 0.3%
300,000	Aspen Insurance Holdings Ltd.	4.6500	11/15/2023	319,326

	INTERNET - 0.7%
733,000	IAC/InterActiveCorp	4.8750	11/30/2018	743,445

	INVESTMENT COMPANIES - 0.7%
776,000	Ares Capital Corp.	4.8750	11/30/2018	802,663

	LODGING - 0.4%
65,000	MCE Finance Ltd. ^	5.0000	2/15/2021	66,748
373,000	MGM Resorts International	5.2500	3/31/2020	395,380
				462,128
	MANUFACTURED HOUSING - 0.0%
31,643	Conseco Financial Corp.	7.2200	3/15/2028	33,514

	MEDIA - 4.3%
640,000	Cablevision Systems Corp.	8.6250	9/15/2017	658,400
538,000	Cablevision Systems Corp.	7.7500	4/15/2018	564,227
739,000	Charter Communications Operating LLC ^	4.4640	7/23/2022	785,725
835,000	Cox Communications, Inc. ^	6.2500	6/1/2018	871,487
750,000	DIRECTV Holdings LLC / DIRECTV Financing Co, Inc.	5.0000	3/1/2021	814,954
805,000	DISH DBS Corp.	4.2500	4/1/2018	821,100
305,000	Time Warner Cable, Inc.	5.0000	2/1/2020	325,777
				4,841,670
	MINING - 0.2%
250,000	Newmont Mining Corp.	5.1250	10/1/2019	267,092

	MISCELLANEOUS - 0.7%
750,000	General Electric, Co.	5.0000	Perpetual	792,000

	OIL & GAS - 4.4%
630,000	BG Energy Capital PLC ^	4.0000	12/9/2020	666,258
1,953,000	Petrobras Global Finance BV	3.0000	1/15/2019	1,955,929
1,354,000	Petrobras Global Finance BV	5.7500	1/20/2020	1,428,470
843,000	Petrobras Global Finance BV	5.8750	3/1/2018	863,021
				4,913,678

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	OTHER ASSET BACKED SECURITIES - 6.9%
$207,989	Amortizing Residential Collateral Trust 2002-BC6	2.7906	8/25/2032	$194,652
277,749	Bear Stearns Asset Backed Securities Trust 2003-SD3	3.8406	10/25/2033	261,035
20,687	Bear Stearns Asset Backed Securities Trust 2006-SD2	1.3706	6/25/2036	20,373
32,292	Bravo Mortgage Asset Trust ^	1.2306	7/25/2036	31,596
167,846	Carrington Mortgage Loan Trust Series 2004-NC2	2.7906	8/25/2034	147,900
86,762	Carrington Mortgage Loan Trust Series 2006-NC4	1.0506	10/25/2036	85,665
6,660	Chase Funding Trust Series 2002-2	5.5990	9/25/2031	6,599
106,278	Countrywide Asset-Backed Certificates	1.4906	8/25/2034	103,698
118,568	Countrywide Asset-Backed Certificates ^	4.3656	3/25/2032	113,303
80,651	Countrywide Home Equity Loan Trust	1.2091	4/15/2030	78,946
321,254	Credit-Based Asset Servicing & Securitization LLC	2.7156	7/25/2035	306,358
204,739	Credit-Based Asset Servicing & Securitization LLC	3.7656	3/25/2034	194,722
112,731	CWABS, Inc. Asset-Backed Certificates Trust 2004-6	1.8906	11/25/2034	110,690
78,092	CWABS, Inc. Asset-Backed Certificates Trust 2004-6	2.1906	11/25/2034	77,048
31,355	Equity One Mortgage Pass-Through Trust 2002-5	5.8030	11/25/2032	31,875
500,000	Figueroa CLO 2013-1 Ltd. ^	4.7023	3/21/2024	501,247
307,096	Finance America Mortgage Loan Trust 2004-2	1.9656	8/25/2034	285,847
249,797	Finance America Mortgage Loan Trust 2004-2	3.0906	8/25/2034	238,259
62,134	First Franklin Mortgage Loan Trust 2002-FF1	2.1078	4/25/2032	57,568
854,796	Fortress Credit BSL Ltd. ^	2.3384	1/19/2025	858,498
500,000	Gale Force 3 Clo Ltd. ^	2.5584	4/19/2021	496,788
24,086	Long Beach Mortgage Loan Trust 2004-1	1.8156	2/25/2034	23,890
160,186	Merrill Lynch Mortgage Investors Trust Series 2004-WMC5	2.9406	7/25/2035	155,989
154,554	Morgan Stanley ABS Capital I, Inc. Trust 2004-NC7	2.7156	7/25/2034	138,775
750,000	Mountain View Funding CLO ^	1.6084	4/16/2021	748,267
247,848	RAMP Series 2002-RS3 Trust	1.9656	6/25/2032	226,569
67,171	Rockwall CDO II Ltd. ^	1.2840	8/1/2024	66,986
238,311	Specialty Underwriting & Residential Finance Trust Series 2004-BC4	2.1906	10/25/2035	195,608
347,285	Structured Asset Investment Loan Trust 2004-7	2.1156	8/25/2034	326,828
109,279	Structured Asset Securities Corp 2005-WF1	2.8956	2/25/2035	76,806
89,566	Structured Asset Securities Corp 2005-WF1	3.0456	2/25/2035	63,218
500,000	Symphony CLO II Ltd. ^	2.5540	10/25/2020	501,104
600,000	Tralee CLO II Ltd. ^	5.0062	4/20/2025	606,124
339,000	Venture XI CLO Ltd. ^	7.1862	11/14/2022	339,837
				7,672,668
	PHARMACEUTICALS - 1.2%
790,000	Actavis Funding SCS	3.0000	3/12/2020	806,027
500,000	Zoetis, Inc.	3.4500	11/13/2020	514,254
				1,320,281
	PIPELINES - 3.2%
1,724,000	DCP Midstream Operating LP	2.5000	12/1/2017	1,730,465
300,000	DCP Midstream Operating LP ^	5.8500	5/21/2043	288,000
350,000	DCP Midstream Operating LP ^	9.7500	3/15/2019	398,125
200,000	Energy Transfer Partners LP	4.1500	10/1/2020	208,276
700,000	IFM US Colonial Pipeline 2 LLC ^	6.4500	5/1/2021	758,286
250,000	Williams Partners LP / ACMP Finance Corp.	4.8750	5/15/2023	258,125
				3,641,277
	PRIVATE EQUITY - 1.9%
2,129,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	4.8750	3/15/2019	2,166,257

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2017

Par Value		Coupon Rate (%)	Maturity	Fair Value

	REITs (REAL ESTATE INVESTMENT TRUSTS) - 3.5%
$115,000	American Tower Trust I ^	1.5510	3/15/2018	$114,785
150,000	American Tower Trust I ^	3.0700	3/15/2023	150,819
1,141,000	iStar, Inc.	4.0000	11/1/2017	1,145,992
1,187,000	iStar, Inc.	4.8750	7/1/2018	1,204,805
1,173,000	Potlatch Corp.	7.5000	11/1/2019	1,290,300
				3,906,701
	RETAIL - 0.2%
250,000	Advance Auto Parts, Inc.	5.7500	5/1/2020	271,556

	SAVINGS & LOANS - 0.5%
500,000	First Niagara Financial Group, Inc.	7.2500	12/15/2021	591,185

	TELECOMMUNICATIONS - 4.3%
1,594,000	Crown Castle Towers LLC ^	4.8830	8/15/2020	1,701,052
1,000,000	Crown Castle Towers LLC ^	6.1130	1/15/2020	1,083,974
2,000,000	Sprint Communications, Inc. ^	3.3600	9/20/2021	2,022,500
				4,807,526
	TRUCKING & LEASING - 0.4%
500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. ^	3.3750	3/15/2018	507,210

	TOTAL BONDS & NOTES (Cost $100,946,825)			102,117,798

	MUNICIPAL BOND - 0.1%
	WASHINGTON - 0.1%
145,000	Grant County Public Utility District No. 2	5.2900	1/1/2020	$151,969
	TOTAL MUNICIPAL BOND (Cost $152,916)			151,969

Shares

	PREFERRED STOCK - 0.3%
	BANKS - 0.3%
7,400	Citigroup, Inc.	6.8750		217,930
5,000	Northern Trust Corp.	5.8500		134,650
	TOTAL PREFERRED STOCK (Cost $325,070)			352,580

	TOTAL INVESTMENTS - 98.1% (Cost $108,583,348)(A)			$109,716,208
	OTHER ASSETS LESS LIABILITIES - 1.9%			2,159,833
	TOTAL NET ASSETS - 100.0%			$111,876,041

CMO - Collateralized Mortgage Obligation

LP - Limited Partnership

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduits

*	Non-income producing security

^	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 19.18% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

+	As of April 30, 2017 fair valued securities had a market value of $2,075,814 and represented 1.86% of Total Net Assets.

(A)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $108,590,602 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,258,817
Unrealized depreciation	(1,133,211)
Net unrealized appreciation	$1,125,606

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2017

ASSETS
Investment securities:
At cost	$108,583,348
At fair value	$109,716,208
Cash	3,891,858
Due from broker	150,386
Dividends and interest receivable	1,058,631
Receivable for Fund shares sold	9,343
Prepaid expenses and other assets	98,498
TOTAL ASSETS	114,924,924

LIABILITIES
Payable for securities purchased	2,977,377
Investment advisory fees payable	42,817
Payable to related parties	1,273
Payable for Fund shares repurchased	25,299
Distribution (12b-1) fees payable	2,117
TOTAL LIABILITIES	3,048,883
NET ASSETS	$111,876,041

Composition of Net Assets:
Paid in capital	$111,474,567
Undistributed net investment income	132,038
Accumulated net realized loss from security investments	(863,424)
Net unrealized appreciation on investments	1,132,860
NET ASSETS	$111,876,041

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited) (Continued)

April 30, 2017

Net Asset Value Per Share:
Class A Shares:
Net Assets	$10,055,076
Shares of beneficial interest outstanding (a)	997,608
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.08
Maximum offering price per share (net asset value plus maximum sales charge of 5.75%)	$10.69

Class C Shares:
Net Assets	$73,579
Shares of beneficial interest outstanding (a)	7,290
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.09

Class I Shares:
Net Assets	$101,747,386
Shares of beneficial interest outstanding (a)	10,090,571
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.08

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENT OF OPERATIONS (Unaudited)

 For the Six Months Ended April 30, 2017

INVESTMENT INCOME
Dividends (net of $816 in foreign dividend tax withheld)	$111,275
Interest, net of amortization	1,580,639
TOTAL INVESTMENT INCOME	1,691,914

EXPENSES
Investment advisory fees	403,147
Distribution (12b-1) fees:
Class A	11,957
Class C	475
Administration fees	90,941
Transfer agent fees	32,415
Registration fees	28,328
Legal fees	24,765
Non 12b-1 Shareholder servicing fees	23,284
Accounting services fees	17,706
Printing and postage expenses	12,381
Compliance officer fees	8,643
Audit fees	7,168
Custodian fees	6,269
Trustees fees and expenses	3,203
Insurance expense	1,810
Other expenses	3,641
TOTAL EXPENSES	676,133

Less: Fees waived by the Advisor	(182,662)
NET EXPENSES	493,471

NET INVESTMENT INCOME	1,198,443

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments	99,232
Net change in unrealized appreciation on investments	391,122

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	490,354

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,688,797

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016
FROM OPERATIONS
Net investment income	$1,198,443	$2,658,890
Net realized gain (loss) from investments	99,232	(357,766)
Net realized loss from futures contracts	—	(54,573)
Net change in unrealized appreciation on investments	391,122	1,188,001
Net change in unrealized appreciation on futures contracts	—	125
Net increase in net assets resulting from operations	1,688,797	3,434,677

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(107,215)	(280,883)
Class C	(727)	(1,960)
Class I	(1,159,025)	(2,351,187)
Total distributions to shareholders	(1,266,967)	(2,634,030)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,555,033	8,773,193
Class C	5,200	37,000
Class I	33,415,220	69,222,968
Net asset value of shares issued in reinvestment of distributions:
Class A	101,443	277,047
Class C	707	1,959
Class I	954,807	1,691,199
Payments for shares redeemed:
Class A	(4,632,687)	(3,600,337)
Class C	(38,166)	(99,636)
Class I	(10,921,540)	(44,462,181)
Net increase in net assets from shares of beneficial interest	22,440,017	31,841,212

TOTAL INCREASE IN NET ASSETS	22,861,847	32,641,859

NET ASSETS
Beginning of the period	89,014,194	56,372,335
End of the period *	$111,876,041	$89,014,194
*Includes undistributed net investment income of:	$132,038	$200,562

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	April 30, 2017	Year Ended
	(Unaudited)	October 31, 2016

SHARE ACTIVITY
Class A:
Shares Sold	353,118	886,669
Shares Reinvested	10,093	27,870
Shares Redeemed	(460,817)	(362,230)
Net increase (decrease) in shares of beneficial interest outstanding	(97,606)	552,309

Class C:
Shares Sold	516	3,730
Shares Reinvested	70	197
Shares Redeemed	(3,785)	(9,963)
Net decrease in shares of beneficial interest outstanding	(3,199)	(6,036)

Class I:
Shares Sold	3,317,512	6,979,474
Shares Reinvested	94,996	169,986
Shares Redeemed	(1,084,793)	(4,461,284)
Net increase in shares of beneficial interest outstanding	2,327,715	2,688,176

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2017		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2016	2015	2014	2013	(1)

Net asset value, beginning of period	$10.03		$10.00	$10.18	$10.08	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.30	0.29	0.23	0.06
Net realized and unrealized gain (loss) on investments (9)	0.05		0.03	(0.17)	0.06	0.02
Total from investment operations	0.16		0.33	0.12	0.29	0.08
Less distributions from:
Net investment income	(0.11)		(0.30)	(0.30)	(0.19)	—
Net asset value, end of period	$10.08		$10.03	$10.00	$10.18	$10.08
Total return (3)	1.65	% (6)	3.32%	1.16%	2.91%	0.80	% (6)
Net assets, at end of period (000)s	$10,055		$10,988	$5,430	$3,749	$10
Ratio of gross expenses to average net assets (4)(5)(10)	1.58	% (7)	1.59%	1.76%	2.01%	8.24	% (7)(8)
Ratio of net expenses to average net assets (5)(10)	1.20	% (7)	1.20%	1.20%	1.37%	1.70	% (7)
Ratio of net investment income to average net assets (5)(10)	2.15	% (7)	2.99%	2.84%	2.26%	1.74	% (7)
Portfolio Turnover Rate	30	% (6)	45%	26%	22%	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class A Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total return shown excludes the effect of applicable sales charges. Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Period Ended
	April 30, 2017		October 31,	October 31,	October 31,	October 31,
	(Unaudited)		2016	2015	2014	2013	(1)

Net asset value, beginning of period	$10.04		$10.01	$10.19	$10.08	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.07		0.24	0.22	0.16	(0.08)
Net realized and unrealized gain (loss) on investments (9)	0.06		0.01	(0.18)	0.01	0.16
Total from investment operations	0.13		0.25	0.04	0.17	0.08
Less distributions from:
Net investment income	(0.08)		(0.22)	(0.22)	(0.06)	—
Total distributions	(0.08)		(0.22)	(0.22)	(0.06)	—
Net asset value, end of period	$10.09		$10.04	$10.01	$10.19	$10.08
Total return (3)	1.25	% (6)	2.52%	0.45%	1.68%	0.80	% (6)
Net assets, at end of period (000)s	$74		$105	$165	$100	$10
Ratio of gross expenses to average net assets (4)(5)(10)	2.33	% (7)	2.34%	2.51%	2.76%	8.99	% (7)(8)
Ratio of net expenses to average net assets (5)(10)	1.95	% (7)	1.95%	1.95%	2.12%	2.45	% (7)
Ratio of net investment income to average net assets (5)(10)	1.35	% (7)	2.45%	2.16%	1.53%	(2.32)	% (7)
Portfolio Turnover Rate	30	% (6)	45%	26%	22%	37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class C Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	As the share class had 1 share outstanding over the period, the ratio presented is based upon the expected expense level for the class provided in the Fund’s prospectus.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended		Period Ended
	April 30, 2017		October 31,	October 31,	October 31,		October 31,
	(Unaudited)		2016	2015	2014		2013	(1)

Net asset value, beginning of period	$10.04		$10.01	$10.19	$10.08		$10.00
Activity from investment operations:
Net investment income (2)	0.12		0.32	0.31	0.24		0.03
Net realized and unrealized gain (loss) on investments (9)	0.05		0.03	(0.17)	0.09		0.05
Total from investment operations	0.17		0.35	0.14	0.33		0.08
Less distributions from:
Net investment income	(0.13)		(0.32)	(0.32)	(0.22)		—
Net realized gains	—		—	—	(0.00	) (8)	—
Total distributions	(0.13)		(0.32)	(0.32)	(0.22)		—
Net asset value, end of period	$10.08		$10.04	$10.01	$10.19		$10.08
Total return (3)	1.67	% (6)	3.56%	1.42%	3.25%		0.80	% (6)
Net assets, at end of period (000)s	$101,747		$77,921	$50,777	$38,133		$4,727
Ratio of gross expenses to average net assets (4)(5)(10)	1.33	% (7)	1.34%	1.51%	1.76%		7.99	% (7)
Ratio of net expenses to average net assets (5)(10)	0.95	% (7)	0.95%	0.95%	1.12%		1.45	% (7)
Ratio of net investment income to average net assets (5)(10)	2.42	% (7)	3.19%	3.11%	2.38%		0.82	% (7)
Portfolio Turnover Rate	30	% (6)	45%	26%	22%		37	% (6)

(1)	The Anfield Universal Fixed Income Fund Class I Shares commenced operations on June 28, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in sale price, reinvestment of dividends and capital gain distributions. Had the Advisor not waived a portion of the Fund’s expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

(8)	Amount represents less than $0.005.

(9)	Net realized and unrealized gain (loss) on investments per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains (losses) in the statement of operations due to the share transactions for the period.

(10)	Ratio calculated for each share class as a whole, therefore an individual investor’s ratio may vary.

See accompanying notes to financial statements.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

April 30, 2017

1.	ORGANIZATION

The Anfield Universal Fixed Income Fund (the “Fund”), is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on June 28, 2013. The investment objective is to seek current income.

The Fund offers Class A, Class C, and Class I shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 5.75%. Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. Class C shares of the Fund are sold at NAV without an initial sales charge. Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to 12b-1 distribution fees or a CDSC, but have a higher minimum initial investment than Class A and Class C shares. Each share class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The team may also enlist third party consultants such as valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Fund – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Fund – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2017, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$393,432	$—	$—	$393,432
Mutual Funds	6,700,429	—	—	6,700,429
Bonds & Notes	—	101,341,574	776,224	102,117,798
Municipal Bond	—	151,969	—	151,969
Preferred Stock	352,580	—	—	352,580
Total	$7,446,441	$101,493,543	$776,224	$109,716,208

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Schedule of Investments for classifications.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

The following is a reconciliation of assets in which level 3 inputs were used in determining value of the security Carter Holt Harvey:

	Bonds & Notes	Total
Beginning Balance 11/1/2016	$783,719	$783,719
Total realized gain (loss)	—	—
Depreciation	(43,871)	(43,871)
Cost of Purchases	—	—
Proceeds from Sales	—	—
Amortization	36,376	36,376
Net transfers in/out of level 3	—	—
Ending Balance 4/30/2017	$776,224	$776,224

The unobservable inputs used in the fair value measurement of Carter Holt Harvey, a level 3 security, are as follows: 1) Review the spread in basis points to the reference treasury of Weyerhauser 4.625% due 2023 (comparable forest product company). 2) Add the observed spread vs. treasury to the last observed trade spread differential between Weyerhauser and Carter. The last observable trade spread was 635 bps. 3) Check various news sources, industry research, and trade data to validate whether the trade spread differential referenced in step 3 remains valid. 4) Input the resulting total spread (635 + WY spread) into Carter’s Yield adjusted spread screen via Bloomberg terminal to determine the corresponding price for Carter.

The Advisor confirms there was no blockage discount applied.

It is the Fund’s policy to recognize transfers into or out of level 2 and level 3 at the end of the reporting period.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker balance is comprised of margin balance held at the broker to collateralize future contracts.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended October 31, 2014 to October 31, 2016, or expected to be taken in the Fund’s October 31, 2017 year end tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

Fixed Income Risk – When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk – Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk – The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2017, amounted to $57,882,793 and $29,723,539, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Anfield Capital Management, LLC serves as the Fund’s Investment Advisor (the “Advisor”). Pursuant to an Investment Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.80% of the Fund’s average daily net assets totaling $403,147 as of April 30, 2017.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of the Fund (The “Waiver Agreement”), until at least March 1, 2018, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any taxes, short selling expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.20%, 1.95%, and 0.95% of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively; subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses are subsequently less than 1.20%, 1.95%, and 0.95% of average daily net assets attributable to Class A, C, and I shares, respectively the Advisor shall be entitled to be reimbursed by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the limitations of average daily net assets for each class respectively. If Fund Operating Expenses attributable to Class A, C, and I shares subsequently exceed the limitations per annum of the average daily net assets, the reimbursements shall be suspended. During the six months ended April 30, 2017, the Advisor waived fees in the amount of $182,662 in expenses to the Fund, which is subject to recoupment. The Advisor can recoup waived and reimbursed expenses of $101,506 until October 31, 2017, $269,238 until October 31, 2018, and $323,873 until October 31, 2019.

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Class C, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS, to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. For the six months ended April 30, 2017, the Distributor received $0 in underwriting commissions for sales of Class C shares.

Class C shares of the Fund are not subject to an initial sales charge.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

BluGiant, LLC (“BluGiant”) – BluGiant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from GFS under the administrative servicing agreement.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended October 31, 2016 and October 31, 2015 were as follows:

	Fiscal Year Ended	Fiscal Period Ended
	October 31, 2016	October 31, 2015
Ordinary Income	$2,634,030	$1,539,866
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$2,634,030	$1,539,866

As of October 31, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$200,562	$—	$(955,402)	$—	$—	$734,484	$(20,356)

The difference between book basis and tax basis accumulated net realized loss, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At October 31, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Non-Expiring	Non-Expiring
Short-Term	Long-Term	Total
$356,028	$599,374	$955,402

Permanent book and tax differences, primarily attributable to adjustments for paydowns, resulted in reclassifications for the year ended October 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$117,605	$(117,605)

6.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2017 the following held in excess of 25% of the voting securities of the Fund listed for the sole benefit of customers and may be deemed to control the applicable Fund. As of April 30, 2017 Charles Schwab & Co. held 43.2% of the voting securities of the Fund for the sole benefit of customers and may be deemed to control the Fund.

7.	NEW ACCOUNTING PRONOUNCEMENTS

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

Anfield Universal Fixed Income Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

April 30, 2017

8.	SUBSEQUENT EVENTS

Subsequent events after the Statement of Assets and Liabilities date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income Fund

EXPENSE EXAMPLES (Unaudited)

April 30, 2017

As a shareholder of Anfield Universal Fixed Income Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Anfield Universal Fixed Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 through April 30, 2017.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Anfield Universal Fixed Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
Actual	11/1/16	4/30/2017	11/1/16 – 4/30/2017	11/1/16 – 4/30/2017
Class A	$ 1,000.00	$ 1,016.50	$ 5.99	1.20%
Class C	1,000.00	1,012.50	9.73	1.95
Class I	1,000.00	1,016.70	4.75	0.95

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period*	During Period**
(5% return before expenses)	11/1/16	4/30/2017	11/1/16 – 4/30/2017	11/1/16 – 4/30/2017
Class A	$1,000.00	$1,018.85	$ 6.00	1.20%
Class C	1,000.00	1,015.13	9.74	1.95
Class I	1,000.00	1,020.09	4.76	0.95

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (181) divided by the number of days in the fiscal year (365).

**	Annualized.

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.
Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-402-895-1600

What we do

How does Two Roads Shared Trust protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Anfield Capital Management, LLC
4695 MacArthur Court, Suite 430
Newport Beach, CA 92660

Administrator
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/6/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 7/6/2017

By (Signature and Title)

/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 7/6/2017